Phoenix Duff & Phelps Institutional Mutual Funds
                        Supplement Dated June 30, 1997 to
                     Prospectus and Statement of Additional
                      Information dated May 1, 1997 for the
                    Money Market and Growth Stock Portfolios



Investment Techniques and Related Risks

The following replaces the first sentence under the heading "Repurchase Agreements" on page 16 of the Prospectus.


         Each Portfolio may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.



Portfolio Managers

The following replaces the paragraph under the heading "Money Market Portfolio" on page 18 of the Prospectus.

         Ms. Julie Sapia is the portfolio manager of the Money Market Portfolio and as such is primarily responsible for the day-to-day management of the Portfolio. Ms. Sapia is also Vice President and portfolio manager for The Phoenix Edge Series Fund, Money Market Series and Phoenix Series Fund, Money Market Fund Series. She is also Vice President of the Phoenix-Aberdeen Series Fund. From April, 1997 to the present she has been Head Money Market Trader of PIC; from 1995 to 1997 she served as Money Market Trader of PIC; from 1991 to 1995 she served as Money Market Trader for Phoenix Home Life Mutual Insurance Company.


Trustees and Officers

The following paragraph should be inserted into page 24 of the Statement of Additional Information.



  Julie L. Sapia     Vice President     Head Money Market Trader (1997-present),
                                        Phoenix Investment Counsel, Inc. Vice
                                        President (1997-present), The Phoenix
                                        Edge Series Fund, Phoenix Series Fund
                                        and Phoenix-Aberdeen Series Fund. Money
                                        Market Trader (1995-1997), Phoenix
                                        Investment Counsel, Inc. Money Market
                                        Trader (1991-1995), Phoenix Home Life
                                        Mutual Insurance Company.